Allianz AGIC Growth Fund (Second Summary Prospectus) | Allianz AGIC Growth Fund
Allianz AGIC Growth Fund

ALLIANZ FUNDS

Supplement Dated September 19, 2012

to the Statutory Prospectus for Class A, B, C and R Shares

of Allianz AGIC Growth Fund, a series of Allianz Funds

Dated August 29, 2012

Disclosure Relating to the Allianz AGIC Growth Fund (the “Fund”)

Within the Fund Summary relating to the Fund, the subsection entitled “Investment Objective” will be restated in its entirety as follows:

The Fund seeks capital appreciation.

The fee tables and expense examples for the Fund under “Fees and Expenses of the Fund” will be revised in their entirety as follows:

Shareholder fees (fees paid directly from your investment):
Shareholder Fees Allianz AGIC Growth Fund	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or Nav)
Class A	5.50%	1.00%	[1]
Class B	none	5.00%	[1]
Class C	none	1.00%	[1]
Class R	none	none	[1]
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz AGIC Growth Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
Class A	0.85%	0.25%	0.01%	1.11%
Class B	0.85%	1.00%	0.01%	1.86%
Class C	0.85%	1.00%	0.01%	1.86%
Class R	0.85%	0.50%	0.01%	1.36%

Examples:

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Expense Example Allianz AGIC Growth Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	657	883	1,128	1,827
Class B	689	885	1,206	1,892
Class C	289	585	1,006	2,180
Class R	138	431	745	1,635

Expense Example, No Redemption Allianz AGIC Growth Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	657	883	1,128	1,827
Class B	189	585	1,006	1,892
Class C	189	585	1,006	2,180
Class R	138	431	745	1,635

Within the Fund Summary relating to the Fund, the subsection entitled “Principal Investment Strategies” will be restated in its entirety as follows:

The Fund seeks to achieve its investment objective by normally investing primarily in equity securities of U.S. companies with market capitalizations of at least $1 billion. The Fund may also invest up to 20% of its assets in non-U.S. securities (but no more than 10% in any one non-U.S. country or 10% in companies organized or headquartered in emerging market countries). At times, depending on market and other conditions, the Fund may also invest a significant percentage of its assets in a small number of business sectors or industries. Effective September 24, 2012, the Fund changed its name from “Allianz AGIC Growth Fund” to “Allianz RCM Focused Growth Fund” in connection with a change in the Fund’s investment strategy. The portfolio managers are constrained to only including the 25-45 highest conviction large cap growth stocks covered by the research team. The portfolio managers believe the securities in the Fund exhibit the greatest combination of earnings growth potential, quality (as reflected in consistent business fundamentals) and attractive valuation. The portfolio managers ordinarily look for several of the following characteristics when analyzing specific companies for possible investment: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue, cash flow or earnings through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services or a steady stream of new products and services. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.

Within the Fund Summary relating to the Fund, the subsection entitled “Principal Risks” will be restated in its entirety as follows:

The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them ( Management Risk, Issuer Risk, Market Risk ). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer ( Equity Securities Risk ). Focusing on a limited number of issuers, sectors, industries, or geographic regions increases risk and volatility ( Focused Investment Risk ). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Within the Fund Summary relating to the Fund, the following will be inserted as the penultimate sentence of the first paragraph under “Performance Information”:

Prior to September 24, 2012, the Fund was managed by a different sub-adviser pursuant to a different investment strategy and would not necessarily have achieved the performance results shown below under its current investment strategy.

Please retain this Supplement for future reference.